Trade receivables (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gross trade receivables	R$ 460	R$ 419
Current [member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	447	404
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	9	10
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	1	1
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	1	1
Later than three months [member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	R$ 2	R$ 3